Contract liabilities	12 Months Ended
Dec. 31, 2021
Contract liabilities.
Contract liabilities

(18) Contract liabilities

As of 31 December 2021 and 2020, contract liabilities mainly originate from the upfront payments relating to the customer contracts with BMS in the amount of k€ 94,988 (31 December 2020: k€ 51,101) of which k€ 62,568 (31 December 2020: k€ 33,281) is classified as current contract liabilities.